Loan facilities and lines of credit (Table)	12 Months Ended
Dec. 31, 2022
Lines of credit and loan facilities
Schedule of long-term borrowings
As of December 31, 2022, the long-term borrowings, including the portion due within one year which were recoded in “short-term debts”, will be repaid according to the following schedule:

As of December 31, 2022
(RMB in millions)
2023	885
2024	1,367
2025	3,360
2026	2,109
2027	7,619
2028 and thereafter	5,554

20,894

As of December 31, 2022, the Group had agreements with reputable commercial banks for unsecured revolving lines of credit, and increased its revolving lines of credit to RMB
131,367
million. The Group was in compliance with the financial covenants, if any, under those lines of credit as of December 31, 2022. As of December 31, 2022, under the lines of credit, the Group mainly had RMB
30,391
million reserved for the issuance of bank acceptance and RMB
2,331
million reserved for the bank guarantee.

Schedule of debt
As of December 31, 2022, the Group’s loan facilities were classified into different types as follows:

As of December 31, 2022
(RMB in millions)
Unsecured senior notes (Note 17)	10,224
Unsecured borrowings (*)	24,327
Secured borrowings (**)	7,828

Total	42,379

(*)
As of December 31, 2022, the un
secured borrowings mainly consisted of borrowings without collaterals under loan facility agreements and borrowed from wel
l-known financial institutions. The major unsecured borrowings are listed as below.